Dividends on ordinary shares and preference shares (Details) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends paid, ordinary shares	£ 2,570	£ 1,782	£ 1,348
Dividends paid on ordinary shares (in GBP per share)	£ 1.10	£ 0.76	£ 0.58
Dividends on preference shares and other shareholders equity	£ 32	£ 41	£ 40
Ordinary share capital
Dividends paid, ordinary shares	2,570	1,782	1,348
Dividends paid, relating to prior years		1,195	852	£ 700
Dividends, interim	1,375	930	648
Dividends approved but not recognised	1,175
Preference share capital
Dividends on preference shares and other shareholders equity	£ 32	£ 41	£ 40
Euro preference shares
Dividends paid on preference shares (in GBP per share)	£ 145.38	£ 384.56	£ 333.36
US Dollar preference shares
Dividends paid on preference shares (in GBP per share)	£ 464.77	£ 493.20	£ 499.58